Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit (expense)	$ 16.0	$ 59.0	$ (6.0)	$ 72.0
Income tax expense as a percentage of income before taxes	(6.00%)	(40.40%)	1.00%	(46.80%)
Release of contingency provision			$ 25.0